Annual Total Returns[BarChart] - Small-Cap Value ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.12%)	15.83%	37.48%	4.88%	(8.87%)	28.69%	9.52%	(14.06%)	22.26%	1.05%